INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Effective tax rate reconciliation:
Tax benefit computed at the maximum federal statutory rate	(34.00%)	(34.00%)
State tax rate, net of federal tax benefit	(4.50%)	(4.50%)
Increase in valuation allowance	38.50%	38.50%
Effective income tax rate	0.00%	0.00%
Deferred tax assets:
Deferred tax assets	$ 9,288,209	$ 8,098,830
Less valuation allowance	$ (9,288,209)	$ (8,098,830)
Net deferred tax assets
Net operating loss carryforwards	$ 24,125,219
Net operating loss carryforwards expiration date	Dec. 31, 2033